Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of income tax expense (benefit) for 2011, 2010 and 2009 were as presented in the table below.

Income Tax Expense (Benefit)

(Dollars in millions)	2011	2010	2009
Current income tax expense (benefit)
U.S. federal	$(733)	$(666)	$(3,576)
U.S. state and local	393	158	555
Non-U.S.	613	815	735
Total current expense (benefit)	273	307	(2,286)
Deferred income tax expense (benefit)
U.S. federal	(2,673)	(287)	792
U.S. state and local	(584)	201	(620)
Non-U.S.	1,308	694	198
Total deferred expense (benefit)	(1,949)	608	370
Total income tax expense (benefit)	$(1,676)	$915	$(1,916)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation between the expected U.S. federal income tax expense using the federal statutory tax rate of 35 percent to the Corporation’s actual income tax expense (benefit) and resulting effective tax rate for 2011, 2010 and 2009 is presented in the Reconciliation of Income Tax Expense (Benefit) table.

Reconciliation of Income Tax Expense (Benefit)

	2011		2010		2009
(Dollars in millions)	Amount	Percent	Amount	Percent	Amount	Percent
Expected U.S. federal income tax expense (benefit)	$(81)	35.0%	$(463)	35.0%	$1,526	35.0%
Increase (decrease) in taxes resulting from:		(10)%
State tax expense (benefit), net of federal effect	(124)		233	(17.6)	(42)	(1.0)
Change in federal and non-U.S. valuation allowances	(1,102)		(1,657)	125.4	(650)	(14.9)
Subsidiary sales and liquidations	(823)		—	—	(595)	(13.7)
Low-income housing credits/other credits	(800)		(732)	55.4	(668)	(15.3)
Tax-exempt income, including dividends	(614)		(981)	74.2	(863)	(19.8)
Non-U.S. tax differential	(383)		(190)	14.4	(709)	(16.3)
Changes in prior period UTBs (including interest)	(239)		(349)	26.4	87	2.0
Goodwill - impairment and other	1,420		4,508	(341.0)	—	—
Non-U.S. statutory rate reductions	860		392	(29.7)	—	—
Leveraged lease tax differential	121		98	(7.4)	59	1.4
Nondeductible expenses	119		99	(7.5)	69	1.6
Other	(30)		(43)	3.2	(130)	(3.0)
Total income tax expense (benefit)	$(1,676)	n/m	$915	(69.2)%	$(1,916)	(44.0)%

Reconciliation of Change in Unrecognized Tax Benefits [Table Text Block]
The reconciliation of the beginning unrecognized tax benefits (UTB) balance to the ending balance is presented in the table below.

Reconciliation of the Change in Unrecognized Tax Benefits

(Dollars in millions)	2011	2010	2009
Beginning balance	$5,169	$5,253	$3,541
Increases related to positions taken during the current year	219	172	181
Positions acquired or assumed in business combinations	—	—	1,924
Increases related to positions taken during prior years (1)	879	755	791
Decreases related to positions taken during prior years (1)	(1,669)	(657)	(554)
Settlements	(277)	(305)	(615)
Expiration of statute of limitations	(118)	(49)	(15)
Ending balance	$4,203	$5,169	$5,253

(1)
The sum per year of positions taken during prior years differs from the $(239) million, $(349) million and $87 million in the Reconciliation of Income Tax Expense (Benefit) table due to temporary items and jurisdictional offsets, as well as the inclusion of interest in the Reconciliation of Income Tax Expense (Benefit) table.

Summary of Income Tax Examinations [Table Text Block]
The Tax Examination Status table summarizes the status of significant examinations (U.S. federal unless otherwise noted) for the Corporation and various acquired subsidiaries as of December 31, 2011.

Tax Examination Status

	Years under Examination (1)	Status at December 31, 2011
Bank of America Corporation – U.S.	2001 – 2009	See below
Bank of America Corporation – New York	1999 – 2003	Field examination
Merrill Lynch – U.S.	2004 -- 2008	See below
Various – U.K.	2007 -- 2009	Field examination
Fleet Boston – U.S.	2001 – 2004	In Appeals process

(1)	All tax years subsequent to the years shown remain open to examination.

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Corporation’s net deferred tax assets and liabilities at December 31, 2011 and 2010 are presented in the Deferred Tax Assets and Liabilities table.

Deferred Tax Assets and Liabilities

	December 31
(Dollars in millions)	2011	2010
Deferred tax assets
Net operating loss (NOL) carryforwards	$14,307	$18,732
Allowance for credit losses	11,824	14,659
Accrued expenses	8,340	3,550
Employee compensation and retirement benefits	4,792	3,868
Credit carryforwards	4,510	4,183
State income taxes	2,489	1,791
Security and loan valuations	1,091	427
Capital loss carryforwards	—	1,530
Other	1,654	1,960
Gross deferred tax assets	49,007	50,700
Valuation allowance	(1,796)	(2,976)
Total deferred tax assets, net of valuation allowance	47,211	47,724

Deferred tax liabilities
Long-term borrowings	3,360	3,328
Equipment lease financing	3,042	2,957
Mortgage servicing rights	1,993	4,280
Intangibles	1,894	2,146
Available-for-sale securities	1,811	4,330
Fee income	1,038	1,235
Other	2,074	2,375
Gross deferred tax liabilities	15,212	20,651
Net deferred tax assets	$31,999	$27,073

Deferred Tax Assets And Related Valuation Allowances Recognized For Net Operating And Other Loss Carryforwards And Tax Credit Carryforwards Text Block [Table Text Block]
The table below summarizes the deferred tax assets and related valuation allowances recognized for the net operating loss and tax credit carryforwards at December 31, 2011.

NOL and Tax Credit Carryforwards

(Dollars in millions)	Deferred Tax Asset	Valuation Allowance	Net Deferred Tax Asset	First Year Expiring
Net operating losses – U.S.	$5,088	$—	$5,088	After 2027
Net operating losses – U.K.	8,836	—	8,836	None (1)
Net operating losses – other non-U.S.	383	(251)	132	Various
Net operating losses – U.S. states (2)	1,879	(915)	964	Various
General business credits	2,327	—	2,327	After 2027
Foreign tax credits	2,183	(246)	1,937	After 2017

(1)	The U.K. NOLs may be carried forward indefinitely.

(2)	The NOLs and related valuation allowances for U.S. states before considering the benefit of federal deductions were $2.9 billion and $1.4 billion.